SCHEDULE OF PURCHASE COMMITMENT (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2025	¥ 5,274
2026 and thereafter	¥ 150